UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2005

Item 1. Reports to Stockholders

Fidelity® Specialized High Income Central Investment Portfolio

Semiannual Report October 31, 2005

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of
FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

SH1-SANN-1205	419239.1.0
1.820820.100

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 20, 2005 to October 31, 2005). The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (May 1, 2005 to October 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

		Ending
	Beginning	Account Value	Expenses Paid
	Account Value	October 31, 2005	During Period
Actual	$1,000.00	$989.70	$.05A
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,024.96	$.24B

A Actual expenses are equal to the Fund’s annualized expense ratio of .0478%;
multiplied by the average account value over the period, multiplied by 42/365
(to reflect the period September 20, 2005 to October 31, 2005).
B Hypothetical expenses are equal to the Fund’s annualized expense ratio of .0478%;
multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period).

Semiannual Report

2

Investment Summary

Top Five Holdings as of October 31, 2005
(by issuer, excluding cash equivalents)	% of fund’s
net assets
EchoStar DBS Corp.	4.0
Chesapeake Energy Corp.	4.0
MGM MIRAGE	3.9
Mohegan Tribal Gaming Authority	3.6
Georgia Pacific Corp.	3.1
18.6
Top Five Market Sectors as of October 31, 2005
% of fund’s
net assets
Gaming	10.4
Technology	10.3
Energy	8.1
Telecommunications	7.4
Electric Utilities	7.3

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

3 Semiannual Report

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 97.0%
	Principal	Value
	Amount	(Note 1)
Aerospace – 3.4%
L 3 Communications Corp.:
5.875% 1/15/15	$ 2,000,000	$ 1,900,000
6.375% 10/15/15 (a)	3,000,000	2,962,500
7.625% 6/15/12	1,000,000	1,045,000
Orbital Sciences Corp. 9% 7/15/11	1,000,000	1,077,500
		6,985,000
Air Transportation – 0.4%
American Airlines, Inc. pass thru trust certificates
6.817% 5/23/11	870,000	787,350
Automotive 1.2%
Ford Motor Credit Co.:
6.625% 6/16/08	1,210,000	1,160,334
7.26% 11/2/07 (b)	690,000	685,683
General Motors Acceptance Corp. 6.875% 9/15/11	150,000	145,443
Navistar International Corp. 7.5% 6/15/11	500,000	470,000
		2,461,460
Building Materials – 1.0%
Anixter International, Inc. 5.95% 3/1/15	2,215,000	1,993,500
Cable TV 5.0%
EchoStar DBS Corp. 5.75% 10/1/08	8,500,000	8,319,370
Videotron Ltee 6.375% 12/15/15 (a)	2,000,000	1,980,000
		10,299,370
Capital Goods 1.2%
Leucadia National Corp. 7% 8/15/13	2,500,000	2,512,500
Chemicals – 3.6%
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	720,000	757,800
10.125% 9/1/08	2,155,000	2,327,400
Millennium America, Inc. 9.25% 6/15/08	1,000,000	1,072,500
NOVA Chemicals Corp.:
7.4% 4/1/09	2,745,000	2,779,313
7.5469% 11/15/13 (a)(b)	450,000	455,063
		7,392,076
Consumer Products – 0.9%
IKON Office Solutions, Inc. 7.75% 9/15/15 (a)	2,000,000	1,900,000
Diversified Media – 1.1%
Liberty Media Corp.:
8.25% 2/1/30	1,500,000	1,406,898
8.5% 7/15/29	1,000,000	953,458
		2,360,356
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 4

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)
Electric Utilities – 7.3%
AES Gener SA 7.5% 3/25/14	$4,000,000	$4,000,000
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (a)	500,000	556,250
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10	2,000,000	2,070,000
MSW Energy Holdings LLC/MSW Energy Finance Co.,
Inc. 8.5% 9/1/10	3,000,000	3,195,000
TECO Energy, Inc. 5.6931% 5/1/10 (b)	2,000,000	2,020,000
TXU Corp. 6.5% 11/15/24	3,500,000	3,167,500
		15,008,750
Energy – 8.1%
Chesapeake Energy Corp.:
6.5% 8/15/17 (a)	2,000,000	1,970,000
6.875% 1/15/16	3,000,000	3,015,000
7.5% 6/15/14	1,000,000	1,060,000
7.75% 1/15/15	2,000,000	2,115,000
Kerr-McGee Corp. 6.95% 7/1/24	2,265,000	2,318,440
Newfield Exploration Co. 6.625% 9/1/14	2,000,000	2,040,000
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.25% 9/15/15 (a)	1,500,000	1,488,750
Pogo Producing Co. 6.875% 10/1/17 (a)	2,800,000	2,772,000
		16,779,190
Environmental – 0.5%
Allied Waste North America, Inc. 5.75% 2/15/11	1,105,000	1,030,413
Food and Drug Retail – 0.1%
Stater Brothers Holdings, Inc. 7.37% 6/15/10 (b)	300,000	294,750
Food/Beverage/Tobacco – 2.4%
RJ Reynolds Tobacco Holdings, Inc. 6.5% 7/15/10 (a)	3,000,000	2,970,000
Smithfield Foods, Inc.:
7% 8/1/11	1,000,000	1,015,000
7.75% 5/15/13	1,000,000	1,047,500
		5,032,500
Gaming – 10.4%
Chukchansi Economic Development Authority:
7.9662% 11/15/12 (a)(b)	150,000	151,313
8% 11/15/13 (a)	250,000	251,875
Mandalay Resort Group 9.375% 2/15/10	2,000,000	2,172,500
MGM MIRAGE:
6% 10/1/09	6,000,000	5,895,000
6.625% 7/15/15 (a)	1,000,000	966,250
6.75% 9/1/12	1,000,000	992,500

See accompanying notes which are an integral part of the financial statements.

5 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)
Gaming – continued
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	$500,000	$483,750
6.375% 7/15/09	5,000,000	5,000,000
7.125% 8/15/14	1,000,000	1,025,000
8% 4/1/12	1,000,000	1,045,000
Seneca Gaming Corp.:
7.25% 5/1/12 (Reg. S) (a)	500,000	510,625
7.25% 5/1/12	1,000,000	1,021,250
Station Casinos, Inc. 6.875% 3/1/16 (a)	2,000,000	2,020,000
		21,535,063
Healthcare 4.8%
Mylan Laboratories, Inc.:
5.75% 8/15/10 (a)	1,000,000	988,750
6.375% 8/15/15 (a)	2,000,000	1,975,000
Omega Healthcare Investors, Inc. 7% 4/1/14	1,000,000	1,005,000
PerkinElmer, Inc. 8.875% 1/15/13	1,000,000	1,117,500
Senior Housing Properties Trust 8.625% 1/15/12	1,725,000	1,897,500
Service Corp. International (SCI) 7% 6/15/17 (a)	3,000,000	2,970,000
		9,953,750
Homebuilding/Real Estate – 6.4%
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13 (a)	3,000,000	2,902,500
8.125% 6/1/12	2,000,000	2,040,000
K. Hovnanian Enterprises, Inc. 6% 1/15/10	1,000,000	940,000
KB Home 7.75% 2/1/10	4,500,000	4,590,000
Standard Pacific Corp. 5.125% 4/1/09	200,000	186,000
WCI Communities, Inc. 6.625% 3/15/15	3,000,000	2,595,000
		13,253,500
Hotels 3.0%
Grupo Posadas SA de CV 8.75% 10/4/11 (a)	3,000,000	3,165,000
Host Marriott LP 7.125% 11/1/13	1,000,000	1,011,250
ITT Corp. 7.375% 11/15/15	1,875,000	1,989,844
		6,166,094
Insurance – 3.1%
Crum & Forster Holdings Corp. 10.375% 6/15/13	3,095,000	3,226,538
Fairfax Financial Holdings Ltd. 7.75% 4/26/12	1,000,000	920,000
UnumProvident Corp. 7.375% 6/15/32	2,265,000	2,210,656
		6,357,194

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

6

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)
Metals/Mining – 4.2%
Arch Western Finance LLC 6.75% 7/1/13	$3,000,000	$3,030,000
Century Aluminum Co. 7.5% 8/15/14	2,000,000	1,960,000
Southern Peru Copper Corp. 6.375% 7/27/15 (a)	870,000	850,572
Vedanta Resources PLC 6.625% 2/22/10 (a)	3,000,000	2,902,500
		8,743,072
Paper 4.1%
Catalyst Paper Corp. 8.625% 6/15/11	2,000,000	1,980,000
Georgia-Pacific Corp.:
8% 1/15/14	2,000,000	2,150,000
8% 1/15/24	1,000,000	1,065,000
8.875% 2/1/10	2,000,000	2,205,000
9.375% 2/1/13	1,000,000	1,105,000
		8,505,000
Publishing/Printing – 1.2%
R.H. Donnelley Finance Corp. I 10.875% 12/15/12	375,000	422,813
The Reader’s Digest Association, Inc. 6.5% 3/1/11	2,000,000	1,990,000
		2,412,813
Services – 1.2%
Corrections Corp. of America:
6.25% 3/15/13	160,000	157,800
7.5% 5/1/11	285,000	295,474
FTI Consulting, Inc. 7.625% 6/15/13 (a)	2,000,000	2,045,000
		2,498,274
Shipping – 2.1%
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	2,070,000	2,028,600
8.25% 3/15/13	1,000,000	1,067,500
Teekay Shipping Corp. 8.875% 7/15/11	1,000,000	1,132,500
		4,228,600
Steels – 0.5%
Gerdau AmeriSteel Corp./GUSAP Partners 10.375%
7/15/11	1,000,000	1,095,000
Super Retail – 1.5%
GSC Holdings Corp./Gamestop, Inc.:
7.875% 10/1/11 (a)(b)	1,370,000	1,378,563
8% 10/1/12 (a)	1,810,000	1,744,388
		3,122,951
Technology – 10.3%
Flextronics International Ltd. 6.25% 11/15/14	150,000	145,125

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)
Technology – continued
Freescale Semiconductor, Inc.:
6.875% 7/15/11	$5,000,000	$ 5,162,500
7.125% 7/15/14	1,000,000	1,047,500
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co. 7.12% 12/15/11 (b)	1,700,000	1,674,500
Sanmina-SCI Corp. 10.375% 1/15/10	1,500,000	1,635,000
STATS ChipPAC Ltd. 7.5% 7/19/10	4,000,000	4,010,000
Unisys Corp. 8% 10/15/12	1,000,000	875,000
Xerox Capital Trust I 8% 2/1/27	5,000,000	5,150,000
Xerox Corp.:
7.625% 6/15/13	1,000,000	1,060,000
9.75% 1/15/09	435,000	485,569
		21,245,194
Telecommunications – 7.4%
American Towers, Inc. 7.25% 12/1/11	500,000	523,750
Innova S. de R.L. 9.375% 9/19/13	690,000	761,588
Mobile Telesystems Finance SA 8% 1/28/12 (a)	1,540,000	1,586,200
Qwest Corp.:
7.12% 6/15/13 (a)(b)	1,000,000	1,055,000
8.875% 3/15/12	2,000,000	2,195,000
Rogers Communications, Inc.:
7.25% 12/15/12	4,000,000	4,200,000
9.625% 5/1/11	2,000,000	2,300,000
U.S. West Communications:
6.875% 9/15/33	2,500,000	2,218,750
7.5% 6/15/23	500,000	467,500
		15,307,788
Textiles & Apparel – 0.6%
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	1,215,000	1,208,925
TOTAL NONCONVERTIBLE BONDS
(Cost $203,981,719)		200,470,433

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Cash Equivalents 1.8%
	Maturity	Value
	Amount	(Note 1)
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at 3.95%,
dated 10/31/05 due 11/1/05)
(Cost $3,720,000)	$ 3,720,408	$ 3,720,000

TOTAL INVESTMENT PORTFOLIO 98.8%
(Cost $207,701,719)		204,190,433

NET OTHER ASSETS – 1.2%		2,389,187

NET ASSETS 100%		$ 206,579,620

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $44,518,099 or
21.6% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	82.9%
Canada	7.6%
Singapore	2.1%
Chile	1.9%
Mexico	1.9%
Luxembourg	1.6%
United Kingdom	1.4%
Others (individually less than 1%) .	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
	October 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase
agreements of $3,720,000) (cost $207,701,719)
See accompanying schedule		$204,190,433
Cash		168,156
Interest receivable		3,484,614
Other receivables		3,741
Total assets		207,846,944

Liabilities
Payable for investments purchased	$1,219,333
Distributions payable	37,164
Other payables and accrued expenses	10,827
Total liabilities		1,267,324

Net Assets		$206,579,620
Net Assets consist of:
Paid in capital		$210,090,906
Net unrealized appreciation (depreciation) on
investments		(3,511,286)
Net Assets, for 2,100,948 shares outstanding		$206,579,620
Net Asset Value, offering price and redemption price per
share ($206,579,620 ÷ 2,100,948 shares)		$98.33

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Statement of Operations
For the period ended September 20, 2005 (commencement of operations)
		to October 31, 2005 (Unaudited)

Investment Income
Interest		$ 1,367,465

Expenses
Independent directors’ compensation	$51
Custodian fees and expenses	1,668
Audit	9,159
Total expenses		10,878

Net investment income		1,356,587
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities		216,646
Change in net unrealized appreciation (depreciation) on
investment securities		(3,511,286)
Net gain (loss)		(3,294,640)
Net increase (decrease) in net assets resulting from
operations		$ (1,938,053)

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
For the period
September 20, 2005
(commencement of
operations) to
October 31, 2005
(Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income	$1,356,587
Net realized gain (loss)	216,646
Change in net unrealized appreciation (depreciation)	(3,511,286)
Net increase (decrease) in net assets resulting
from operations	(1,938,053)
Distributions to partners from net investment income	(1,340,621)
Affiliated share transactions
Proceeds from sales of shares	209,858,294
Total increase (decrease) in net assets	206,579,620

Net Assets
Beginning of period	—
End of period	$206,579,620

Other Information
Shares
Sold	2,100,948

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Financial Highlights

Period ended
October 31, 2005D
(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$100.00
Income from Investment Operations
Net investment incomeC	658
Net realized and unrealized gain (loss)	(1.685)
Total from investment operations	(1.027)
Distributions to partners from net investment income	(.643)
Net asset value, end of period	$ 98.33
Total ReturnB	(1.03)%
Ratios to Average Net AssetsE
Expenses before expense reductions	0478%A
Expenses net of voluntary waivers, if any	0478%A
Expenses net of all reductions	0478%A
Net investment income	5.97%A
Supplemental Data
Net assets, end of period (000 omitted)	$206,580
Portfolio turnover rate	8%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Calculated based on average shares outstanding during the period.
D For the period September 20, 2005 (commencement of operations) to October 31, 2005.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Specialized High Income Central Investment Portfolio (the fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with account ing principles generally accepted in the United States of America, which require man agement to make certain estimates and assumptions at the date of the financial state ments. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredict able. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the LLC.

Semiannual Report

14

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the fund’s partnership structure, paid in capital includes net realized gain/loss on investments.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$128,402
Unrealized depreciation	(3,628,450)
Net unrealized appreciation (depreciation)	$(3,500,048)
Cost for federal income tax purposes	$207,690,481

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

15 Semiannual Report

Notes to Financial Statements (Unaudited) continued 3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $217,194,166 and $13,364,535, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Co. Inc. (FMRC), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Share Transactions. The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into the fund, in accordance with the Partnership Agreement. At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all the outstanding shares of the fund.

5. Other.

The fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

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16

Board Approval of Investment Advisory Contracts and Management Fees

Specialized High Income Central Investment Portfolio

On July 21, 2005, the Board of Directors, including the independent Directors (together, the Board), voted to approve the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Directors’ counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR Co., Inc., and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline.

Administrative Services. The Board considered the nature, extent, quality, and cost of administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians.

Investment Performance. Specialized High Income Central Investment Portfolio is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund’s Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund’s management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except certain operating expenses incurred for services provided by entities not affiliated with FMR, such as fees for custodial, auditing, legal, and insurance services.

Based on its review, the Board concluded that the fund’s net management fee and total expenses were fair and reasonable in light of the services that the fund and its sharehold ers receive and the other factors considered.

Costs of the Services and Profitability. Specialized High Income Central Investment Portfolio is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of Advisory Contracts because the fund pays no advisory

17 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

fees and FMR bears all other expenses of the fund, except certain operating expenses incurred for services provided by entities not affiliated with FMR.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received additional information on the benefits of pooled investments such as the fund. The Board received information explaining that the fund is a centralized vehicle for the management of BB rated securities on a pooled basis and that it is expected to improve access to avail able investments in the below investment grade market for those Fidelity funds that invest in it. The Board noted that those Fidelity funds investing in the fund will benefit because one centralized fund, such as Specialized High Income Central Investment Portfolio, may be able to invest more efficiently in larger transaction sizes that should reduce the effect of cash flows overall, and potentially reduce portfolio transaction costs for those funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund’s Advisory Contracts should be approved.

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18

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 15, 2005
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	December 15, 2005